Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Balance at beginning of period	$ 1,258,817
Balance at end of period	1,553,256	$ 1,258,817
Trade Receivables Past Due and Impaired [Member]
Disclosure of financial assets [Line Items]
Balance at beginning of period	1,258,817	1,314,311
Increases (decreases) for the year	100,900	(55,494)
Foreign currency translation differences	1
Balance at end of period	1,553,256	$ 1,258,817
Trade Receivables Past Due and Impaired [Member] | IFRS 9 [Member]
Disclosure of financial assets [Line Items]
Balance at end of period	$ 193,538